MAJOR CUSTOMERS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Major Customers
Number of customers with the largest receivable balances | item	3
Net revenue | Customer concentration risk | Company A
Major Customers
Total net revenues		$ 160,183	$ 214,347
Net revenue | Customer concentration risk | Company B
Major Customers
Total net revenues		$ 7,544	$ 218,631
Accounts receivable | Accounts receivable balances | Customer one
Major Customers
Concentration risk (as a percent)	9.00%	18.00%
Accounts receivable	$ 34,468	$ 78,630
Accounts receivable | Accounts receivable balances | Customer two
Major Customers
Concentration risk (as a percent)	6.00%	5.00%
Accounts receivable | Accounts receivable balances | Customer three
Major Customers
Concentration risk (as a percent)	4.00%	4.00%